Quarterly Results of Operations	12 Months Ended
Dec. 31, 2013
Quarterly Results of Operations

Note 19 Quarterly Results of Operations (in thousands, unaudited)

	Quarter Ended
2012	March 31	June 30	September 30	December 31
Revenue	$644,169	$638,668	$654,946	$672,368
Income from operations	291,275	281,543	300,959	311,611
Net loss	(25,067)	(84,328)	(35,349)	(4,755)
Net loss attributable to Intelsat S.A.	(25,248)	(84,710)	(35,430)	(5,750)
Net loss per share attributable to Intelsat S.A.:
Basic	$(0.30)	$(1.02)	$(0.43)	$(0.07)
Diluted	(0.30)	(1.02)	(0.43)	(0.07)

	Quarter Ended
2013	March 31	June 30	September 30	December 31
Revenue	$655,127	$653,803	$651,844	$642,848
Income from operations	310,049	255,638	308,082	330,604
Net income (loss)	(6,916)	(407,266)	88,574	73,615
Net income (loss) attributable to Intelsat S.A.	(7,804)	(408,305)	87,798	72,631
Net income (loss) per share attributable to Intelsat S.A.:
Basic	$(0.09)	$(4.19)	$0.83	$0.69
Diluted	(0.09)	(4.19)	0.75	0.62

The quarter ended June 30, 2012 included a $43.4 million loss on early extinguishment of debt related to the repayment of debt in connection with the 2012 Intelsat Jackson Notes Offering, Tender Offers and Redemptions. The quarter ended September 30, 2012 included a $20.0 million pre-tax charge plus $1.0 million of associated costs and expenses in connection with the expiration of an unconsummated third-party investment commitment. The quarter ended December 31, 2012 included a $24.3 million loss on early extinguishment of debt related to the repayment of debt in connection with the 2012 Intelsat Jackson Notes Offering, Tender Offers and Redemptions.

The quarter ended June 30, 2013 included a $366.8 million loss on early extinguishment of debt related to the repayment of debt in connection with the 2013 Intelsat Luxembourg Notes Offerings and Redemptions, the 2013 Intelsat Investments Notes Redemption, the 2013 Intelsat Jackson New Senior Unsecured Credit Facility Prepayment and the 2013 Intelsat Jackson Notes Offerings, Credit Facility Prepayments and Redemptions. The quarter ended June 30, 2013 also included expenses in connection with the IPO, including a $39.1 million payment associated with the termination of the 2008 MFA, a write-off of $17.2 million in prepaid fees for the balance of 2013 related to the 2008 MFA and a pre-tax charge of $21.3 million associated with the IPO-Related Compensation Charges.